MARKET VECTORS RUSSIA SMALL-CAP ETF
RISK/RETURN
INVESTMENT OBJECTIVE

Market Vectors Russia Small-Cap ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Russia Small-Cap Index (the “Russia Small-Cap Index”).

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS RUSSIA SMALL-CAP ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		MARKET VECTORS RUSSIA SMALL-CAP ETF
Management Fee		0.50%
Other Expenses	[1]	6.52%
Total Annual Fund Operating Expenses	[2]	7.02%
Fee Waivers and Expense Reimbursement	[2]	6.35%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.67%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.67% of the Fund's average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	MARKET VECTORS RUSSIA SMALL-CAP ETF
1	68
3	1,504
5	2,882
10	6,090

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period April 13, 2011 (the Fund’s commencement of operations) through December 31, 2011, the Fund’s portfolio turnover was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of securities and depositary receipts of Russian small-capitalization companies. The Fund will normally invest at least 80% of its total assets in securities of small-capitalization Russian companies. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Russia Small-Cap Index by investing in a portfolio of securities that generally replicates the Russia Small-Cap Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Russia Small- Cap Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Russia Small-Cap Index concentrates in an industry or group of industries. As of December 31, 2011, the Russia Small-Cap Index is concentrated in the energy sector and each of the basic materials, financial services and industrials sectors represents a significant portion of the Russia Small-Cap Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Special Risk Considerations of Investing in Russian Issuers. Investment in securities of Russian issuers involves risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest.

The securities markets of Russia are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. As a result, securities markets in Russia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Moreover, trading on securities markets may be suspended altogether.

The government in Russia may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Russia. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Russia. Moreover, governmental approval or special licenses may be required prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Russia and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in Russia significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.

Additionally, because Russia produces and exports large volumes of oil and gas, the Russian economy is particularly sensitive to the price of oil and gas on the world market, and a decline in the price of oil and gas could have a significant negative impact on the Russian economy.

The value of the Russian Ruble may be subject to a high degree of fluctuation. The Fund’s assets will be invested primarily in equity securities of Russian issuers and the income received by the Fund will be principally in Russian Rubles. The Fund’s exposure to the Russian Ruble and changes in value of the Russian Ruble versus the U.S. dollar may result in reduced returns to the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and the Russian Ruble. In addition, the current economic turmoil in Russia and the effects on the current global economic crisis on the Russian economy may have significant adverse effects on the Russian Ruble.

Risk of Investing in Emerging Market Issuers. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Risk of Investing in Depositary Receipts. Depositary receipts in which the Fund may invest are receipts issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and (if not included in the Russia Small-Cap Index) may negatively affect the Fund’s ability to replicate the performance of the Russia Small-Cap Index.

Risk of Investing in the Energy Sector. The energy sector includes companies engaged in the exploration, production and distribution of energy sources and companies that manufacture or provide related equipment or services. Because as currently constituted the Russia Small-Cap Index is concentrated in the energy sector, the Fund will be sensitive to changes in, and its performance may depend on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility and the cost of providing the specific utility services. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.

Risk of Investing in the Basic Materials Sector. The basic materials sector includes companies that manufacture chemicals, construction materials, glass and paper products, as well as metals, minerals and mining companies. To the extent the Russia Small-Cap Index includes securities of issuers in the basic materials sector, the Fund will invest in companies in such sector. As such, the Fund may be sensitive to changes in, and its performance may depend on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Risk of Investing in the Financial Services Sector. The financial services sector includes companies engaged in banking, commercial and consumer finance, investment banking, brokerage, asset management, custody or insurance. To the extent the Russia Small-Cap Index includes securities of issuers in the financial services sector, the Fund will invest in companies in such sector. As such, the Fund may be sensitive to changes in, and its performance may depend on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates. The profitability of companies in the financial services sector may be adversely affected by loan losses, which usually increase in economic downturns. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions. Recent developments in the credit markets have caused companies operating in the financial services sector to incur large losses, experience declines in the value of their assets and even cease operations.

Risk of Investing in the Industrials Sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. To the extent the Russia Small-Cap Index includes securities of issuers in the industrials sector, the Fund will invest in companies in such sector. As such, the Fund may be sensitive to changes in, and its performance may depend on, the overall condition of the industrials sector. The industrials sector is characterized by increasing competition and regulation and companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Technological innovations may make the products and services of manufacturing companies obsolete and government regulation, world events and economic conditions may negatively affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices and exchange rates, which may be influenced or characterized by unpredictable factors. In addition, companies in the industrials sector may be adversely affected by environmental damages and product liability claims.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the Russia Small-Cap Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Russia Small-Cap Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Russia Small-Cap Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Russia Small-Cap Index, the Fund’s return may deviate significantly from the return of the Russia Small-Cap Index. In addition, the Fund may not be able to invest in certain securities included in the Russia Small-Cap Index, or invest in them in the exact proportions they represent of the Russia Small-Cap Index, due to legal restrictions or limitations imposed by the government of Russia or a lack of liquidity on stock exchanges in which such securities trade. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Russia Small-Cap Index is based on securities’ closing price on local foreign markets (i.e., the value of the Russia Small-Cap Index is not based on fair value prices), the Fund’s ability to track the Russia Small-Cap Index may be adversely affected.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Russia Small-Cap Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Risk of Investing in Small-Capitalization Companies. Small-capitalization companies may be more volatile and more likely than large- and medium-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in stocks of these companies could trail the returns on investments in stocks of larger companies. As of December 31, 2011, the Russia Small-Cap Index included 33 securities of companies with a market capitalization range of between approximately $126 million and $11.0 billion with an average market capitalization of $2 billion. These amounts are subject to change.

Risk of Investing in Micro-Capitalization Companies. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Russia Small-Cap Index concentrates in a particular sector or sectors or industry or group of industries. Based on the current composition of the Russia Small-Cap Index, it is expected that the Fund’s assets will be concentrated in the energy sector and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE
The Fund commenced operations on April 13, 2011 and therefore does not have a performance history. Visit vaneck.com/etf for current performance figures.